Amounts Recognized in Consolidated Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 3,005	¥ 2,446
Noncurrent liabilities	(182,818)	(195,100)
Ending balance	(179,813)	(192,654)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	4,027	3,292
Current liabilities	(4,500)	(2,565)
Noncurrent liabilities	(114,015)	(89,401)
Ending balance	¥ (114,488)	¥ (88,674)